Borrowings - Maturity of borrowings (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flow of principal and estimated interest	[1]	$ 1,969,176	$ 1,749,841
1 year or less
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flow of principal and estimated interest	[1]	524,338	286,353
2022
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flow of principal and estimated interest	[1]	232,950	307,722
2023
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flow of principal and estimated interest	[1]	500,228	641,191
Over 5 years
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flow of principal and estimated interest	[1]	$ 711,660	$ 514,575

[1]	The amounts disclosed in the table are undiscounted cash flows of principal and estimated interest. Variable interest rate cash flows have been estimated using variable interest rates applicable at the end of the reporting period.